SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 158,485	$ 10,977,429	$ 10,978,571
Cost of goods sold	91,354	8,394,364	9,803,883
Gross profit	67,131	2,583,065	1,174,688
Depreciation and amortization	127,051	183,097	87,973
Capital expenditures	943,376	5,539	25,916
Loss from operations	(2,047,017)	(1,516,786)	(3,739,370)
Income tax expenses	(372,564)	207,240	211,144
Net Loss	5,114,684	(16,312,705)	(11,219,851)
Segment assets	60,945,135	20,584,279	37,995,641
Skincare Products And Service [Member]
Segment Reporting Information [Line Items]
Revenues	86,390
Cost of goods sold	42,236
Gross profit	44,154
Depreciation and amortization
Capital expenditures
Loss from operations	(1,374,952)
Income tax expenses
Net Loss	6,606,260
Segment assets	58,988,664
Clean Food Platform [Member]
Segment Reporting Information [Line Items]
Revenues	72,095	2,513,483	2,144,217
Cost of goods sold	49,118	750,383	1,905,036
Gross profit	22,977	1,763,100	239,181
Depreciation and amortization	127,051	183,097	87,973
Capital expenditures		5,539	19,437
Loss from operations	(652,701)	(2,106,150)	(3,543,160)
Income tax expenses		927	8,917
Net Loss	(395,303)	(9,775,749)	(4,576,496)
Segment assets		17,657,856	36,397,974
Technical Service [Member]
Segment Reporting Information [Line Items]
Revenues		8,463,946	8,834,354
Cost of goods sold		7,643,981	7,898,847
Gross profit		819,965	935,507
Depreciation and amortization
Capital expenditures	943,376		6,479
Loss from operations	(19,364)	589,364	(196,210)
Income tax expenses	(372,564)	206,313	202,227
Net Loss	(1,096,273)	(6,536,956)	(6,643,355)
Segment assets	$ 1,956,471	$ 2,926,423	$ 1,597,667